Business Combinations - Pro Forma (Details) - Delta Lloyd Deutschland - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pro Forma Information
Revenue	$ 3,004	$ 4,623
Net income	$ 579	$ 466